INCOME TAXES	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 10. INCOME TAXES

The Company is a BVI business company. The BVI government does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The (expense) benefit from income taxes consists of the following for the three months ended June 30, 2024 and 2023 (U.S. Dollars in thousands):

	Three Months Ended June 30,
(In thousands)	2024	2023

Current:
Federal	$(2)	$(3)
State and local	-	-
Foreign	-	-
Total current	(2)	(3)

Deferred:
Federal	-	-
State and local	-	-
Foreign	-	148
Total deferred	-	148
(Expense) benefit from income taxes	$(2)	$145

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the three months ended June 30, 2024 and 2023 (U.S. Dollars in thousands):

	Three Months Ended June 30,
	2024	2023
Loss on ordinary activities before tax	$(104)	$(605)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax (expense) benefit at statutory income tax rate	21	127

Share-based compensation expense recognized for financial statement purposes	(28)	(142)
Other losses (unrecognized)	(2)	-
Utilization of losses not previously benefitted	7	12
Income tax (expense)	$(2)	$(3)

As of June 30, 2024, the Company had $0.5 million of federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized and $0.4 million of items deducted for financial statements but not for federal income tax purposes, excluding share-based compensation. As of each June 30, 2024 and March 31, 2024, the Company had U.S. deferred tax assets of $0.1 million.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the three months ended June 30, 2024 and 2023 (U.S. Dollars in thousands):

	Three Months Ended June 30,
	2024	2023
Loss on ordinary activities before tax	$(507)	$(1,576)
Statutory U.K. income tax rate	25.0%	25.0%
Income tax benefit at statutory income tax rate	127	394

Derecognition of deferred tax assets	(127)	-
Foreign currency effect and other	-	(246)
Income tax benefit	$-	$148

Research and development credit receivables of $0.2 million was included in prepaid expenses and other receivables on the condensed consolidated interim statement of financial position as of June 30, 2023. The receivable was collected in July 2023.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Three Months Ended June 30,
	2024				2023
	United States	BVI	United Kingdom	Total	United States	BVI	United Kingdom	Total

Pre-tax loss	$(104)	$(1,051)	$(507)	$(1,662)	$(609)	$(3,886)	$(1,576)	$(6,071)
Share-based compensation expense for financial statement purposes for which no benefit was taken	139	-	-	139	683	-	-	683
Loss for which no benefit was taken	8	-	-	8	-	-	-	-
Losses not subject to tax	-	1051	-	1,051	-	3,886	-	3,886
Utilization of losses not previously benefitted	(34)	-	-	(34)	(59)	-	-	(59)
Taxable income (loss)	$9	$-	$(507)	$(498)	$15	$-	$(1,576)	$(1,561)

As of June 30, 2024 and March 31, 2024, the Company’s deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (U.S. Dollars in thousands):

As of
	June 30, 2024	March 31, 2024
Deferred tax assets:
Net operating loss	$(5,717)	$(5,590)
Deferred tax asset (unrecognized)	5,717	5,590
Deferred tax asset	-	-

Deferred tax liabilities:
In-process research and development	-	-
Deferred tax liability	-	-

Net deferred tax liability	$-	$-

As of each of June 30, 2024 and March 31, 2024, iOx had a net deferred tax liability of nil.

There is no expiration date for accumulated tax losses in the U.K. entities.